Summary of Significant Accounting Policies (Details) - Schedule of Depreciation and Amortization of Property and Equipment	12 Months Ended
Jun. 30, 2023
Public Utility, Property, Plant and Equipment [Line Items]
Leasehold improvement	Lesser of useful life and lease term
Office Equipment and Furniture [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Expected useful lives	3 years
Automobiles [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Expected useful lives	5 years